Share Capital (Details Narrative) - Chemomab Therapeutics Ltd [Member] - USD ($)									1 Months Ended			5 Months Ended	6 Months Ended	11 Months Ended	12 Months Ended				27 Months Ended
	Jul. 25, 2024	Nov. 17, 2023	Nov. 16, 2022	Sep. 19, 2022	Apr. 25, 2022	Apr. 30, 2021	Mar. 22, 2021	Mar. 15, 2021	Jul. 31, 2025	Nov. 30, 2024	Oct. 31, 2023	Dec. 31, 2025	Jun. 30, 2026	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2025
Description of american depositary shares ratio															one ADS representing 80 Ordinary Shares (the “ADS Ratio Change”).
Proceeds from sale of ADS's											$ 2,863,664
Proceeds from sale of treasury stock		$ 580,000															$ 580,000
Options to purchase ADS cancelled													1,418,880		4,869,540	667,820	20,373,620
2015 Plan [Member]
Number of ADSs issued															48,692
Number of stock reserved for issuance															28,443,060
Number of stock adss resvered for issuance															355,538
Number of shares issued															3,895,360
Number of options issuable outstanding															13,321,840
Number of ADSs options issuable outstanding															166,523
Number of options vested and exercisable															9,335,040
Number of ADSs vested and exercisable															116,688
Weighted average exercise price															$ 0.24
Weighted average exercise price of ADSs															$ 19.03
Options to purchase ADS cancelled															125,040
Options to purchase ordinary shares cancelled															1,563
2015 Plan [Member] | Restricted Ordinary Shares [Member]
Number of ADSs issued															73,387	80,549
Number of shares issued															5,870,980	6,443,900
Options to purchase ADS cancelled															10,130
Options to purchase ordinary shares cancelled															810,400
Number of shares converted into ordinary shares															1,433,120
Number of shares converted into ordinary shares, American Depositary Shares															17,914
2017 Plan [Member]
Number of ADSs issued															227,136
Number of stock reserved for issuance															23,061,380
Number of stock adss resvered for issuance															288,267
Number of shares issued															18,170,880
Number of options vested and exercisable															13,159,760
Number of ADSs vested and exercisable															164,497
Weighted average exercise price															$ 0.12
Weighted average exercise price of ADSs															$ 9.92
Options to purchase ADS cancelled															4,744,480
Options to purchase ordinary shares cancelled															59,306
Lifesci Capital LLC [Member]
Number of ADSs issued									80			1,979,986	34,760	2,014,746
Weighted average price of repurchase of ADSs												$ 3.06	$ 2.01	$ 3.04
Total consideration of repurchase of ADSs									$ 7,260,000			$ 5,814,000	$ 68,000	$ 5,882,000
Lifesci Capital LLC [Member] | Accounts Receivable [Member]
Consideration of repurchase of ADS												$ 44,000
Private Placement [Member]
Number of warrants purchase ADS's	1,037,217							654,818
Number of ADSs issued	987,075						65,482								65,482
Share price per share	$ 0.0004						$ 69.4
Proceeds from sale of ADS's	$ 10,000,000.0						$ 4,500,000
Total consideration of repurchase of ADSs	$ 9,071,000
ATM Agreement [Member]
Number of ADSs issued						174,952											193,225	32,626
Share price per share						$ 91											$ 7.32	$ 8.44
Proceeds from sale of ADS's					$ 18,125,000	$ 15,917,000											$ 1,371,000	$ 275,000
Aggregate offering price of at the market offering agreement						$ 75,000,000
Total consideration of repurchase of ADSs			$ 1,218,000
Repurchase Arrangement [Member]
Number of shares repurchase of ADSs			145,506	145,506
Repurchase of ADSs				$ 2,500,000,000
Weighted average price of repurchase of ADSs			$ 8.34
Market Offering Agreement [Member]
Proceeds from sale of ADS's											$ 2,863,664
Market Offering Agreement [Member] | Roth Capital Partners Llc [Member]
Number of ADSs issued																			847,912
Proceeds from sale of ADS's										$ 8,626,564
Weighted average price of repurchase of ADSs																			$ 4.70
Total consideration of repurchase of ADSs															$ 1,343,000				$ 3,691,000